Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 14,841,867	¥ 11,342,861
Less than 12 months Gross unrealized losses, available-for-sale securities		6,882	5,059
12 months or more Fair value, available-for-sale securities		3,026,177	5,090,903
12 months or more Gross unrealized losses, available-for-sale securities		26,006	36,330
Total Fair value, available-for-sale securities		17,868,044	16,433,764
Total Gross unrealized losses, available-for-sale securities		32,888	41,389
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		13,200,228	9,998,772
Less than 12 months Gross unrealized losses, available-for-sale securities		4,197	1,924
12 months or more Fair value, available-for-sale securities		1,977,981	4,058,718
12 months or more Gross unrealized losses, available-for-sale securities		22,280	32,638
Total Fair value, available-for-sale securities		15,178,209	14,057,490
Total Gross unrealized losses, available-for-sale securities		26,477	34,562
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		93,142	125,058
Less than 12 months Gross unrealized losses, available-for-sale securities		137	323
12 months or more Fair value, available-for-sale securities		147,795	130,384
12 months or more Gross unrealized losses, available-for-sale securities		349	335
Total Fair value, available-for-sale securities		240,937	255,442
Total Gross unrealized losses, available-for-sale securities		486	658
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		39,048	38,625
Less than 12 months Gross unrealized losses, available-for-sale securities		69	46
12 months or more Fair value, available-for-sale securities		0
12 months or more Gross unrealized losses, available-for-sale securities		0
Total Fair value, available-for-sale securities		39,048	38,625
Total Gross unrealized losses, available-for-sale securities		69	46
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		622,377	576,415
Less than 12 months Gross unrealized losses, available-for-sale securities		856	209
12 months or more Fair value, available-for-sale securities		66,431
12 months or more Gross unrealized losses, available-for-sale securities		33
Total Fair value, available-for-sale securities		688,808	576,415
Total Gross unrealized losses, available-for-sale securities		889	209
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	81,466	70,088
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	253	120
12 months or more Fair value, available-for-sale securities	[1]	61,604	36,989
12 months or more Gross unrealized losses, available-for-sale securities	[1]	600	567
Total Fair value, available-for-sale securities	[1]	143,070	107,077
Total Gross unrealized losses, available-for-sale securities	[1],[2]	853	687
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		6,862	9,270
Less than 12 months Gross unrealized losses, available-for-sale securities		28	52
12 months or more Fair value, available-for-sale securities		12,074	11,435
12 months or more Gross unrealized losses, available-for-sale securities		109	136
Total Fair value, available-for-sale securities		18,936	20,705
Total Gross unrealized losses, available-for-sale securities		137	188
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		42,905	12,530
Less than 12 months Gross unrealized losses, available-for-sale securities		184	6
12 months or more Fair value, available-for-sale securities		9,786	10,351
12 months or more Gross unrealized losses, available-for-sale securities		40	33
Total Fair value, available-for-sale securities		52,691	22,881
Total Gross unrealized losses, available-for-sale securities		224	39
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		488,973	278,698
Less than 12 months Gross unrealized losses, available-for-sale securities		830	953
12 months or more Fair value, available-for-sale securities		690,315	843,026
12 months or more Gross unrealized losses, available-for-sale securities		1,944	2,621
Total Fair value, available-for-sale securities		1,179,288	1,121,724
Total Gross unrealized losses, available-for-sale securities		2,774	3,574
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		266,866	233,405
Less than 12 months Gross unrealized losses, available-for-sale securities		328	1,426
12 months or more Fair value, available-for-sale securities		60,191
12 months or more Gross unrealized losses, available-for-sale securities		651
Total Fair value, available-for-sale securities		327,057	233,405
Total Gross unrealized losses, available-for-sale securities	[3]	¥ 979	¥ 1,426

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥143,070 million at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥520,746 million and ¥33 million, respectively, at March 31, 2021, and ¥599,359 million and ¥33 million, respectively, at September 30, 2021. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[3]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥275,661 million at March 31, 2021, and ¥287,612 million at September 30, 2021.